Property and Equipment (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property and equipment	$ 6,000	$ 17,000
Property and equipment	6,000	17,000	$ 44,000
Less accumulated depreciation	(200,000)	(189,000)	(162,000)
Office Furniture, Equipment and Software [Member]
Property and equipment	$ 206,000	$ 206,000	$ 206,000